Significant Accounting Policies - Warrant Liability (Details) - P3 Health Partners Inc.	Dec. 31, 2021 $ / shares
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	60.0
Risk-Free Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.26
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50
Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.9